Intangible Assets (Schedule Of Future Amortization Of The Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
2014	$ 5,844
2015	3,085
2016	425
Finite-lived intangible assets	$ 9,354	$ 18,100	$ 29,677